K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

July 16, 2021

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1520

Harris Associates Investment Trust

-- Oakmark Small Cap Fund (Investor Class, Advisor Class, Institutional Class, and R6 Class)

File Nos. 033-38953; 811-06279

Re: Request for Selective Review for Post-Effective Amendment No. 67

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Harris Associates Investment Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (“PEA 67”) on behalf of its series and classes listed above. PEA 67 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above. This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Oakmark Small Cap Fund as a new series of the Registrant. The Fund will have four classes of shares—Investor Class, Advisor Class, Institutional Class, and R6 Class. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

The form and text of each of the Prospectus (except the sections titled “Fund Summary”) and the SAI (except the sections titled “The Fund” and “Portfolio Holdings Disclosure”) are substantially the same where applicable as the parallel disclosure in the Prospectus contained in the currently effective registration statement for the Registrant and in the following registration statement previously reviewed by the Staff filed pursuant to Rule 485(a):

Securities and Exchange Commission

July 16, 2021

Post-Effective Amendment No. 67 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Investor Class, Advisor Class, Institutional Class, and R6 Class shares of the Registrant (Accession No. 0001104659-20-111005) (October 1, 2020).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 67. Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 67 will become effective on October 1, 2021. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by August 30, 2021. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9156 or Marguerite Laurent at (202) 778-9403 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Melissa Tuarez Herr

Melissa Tuarez Herr